Supplement dated May 11, 2022
to the following Statement of Additional Information:
Monument Advisor NY and Monument Advisor Select NY dated May 1, 2022
The following section in the Statement of Additional Information is hereby amended and restated as follows:
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life of New York Annuity Account 1 and the statutory financial statements and financial statement schedules I, IV and V of Jefferson National Life Insurance Company of New York have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated April 21, 2022 of Jefferson National Life Insurance Company of New York includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.
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